Changes in capital accounts, textuals 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Common Stock Offer Gross Proceeds	$ 40,000
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Issuance of common stock, net of issuance costs	$ 6,534
[AtmProgramMember]
Stockholders Equity Note [Line Items]
Issuance of common stock, net of issuance costs, shares	1,286,494